Janus Henderson Small Cap Value Fund Average Annual Total Returns - Class L Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	3.45%	5.23%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.70%	3.52%	5.07%
Class L | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.41%	4.57%	6.71%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.